Note 8 - Deposits	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Deposit Liabilities Disclosures [Text Block]
(8)	Deposits

Deposits at  December 31, 2020 and 2019 are summarized as follows:

	In Thousands
	2020	2019
Demand deposits	$391,360	284,611
Savings accounts	201,984	140,270
Negotiable order of withdrawal accounts	771,195	558,745
Money market demand accounts	984,677	801,986
Certificates of deposit $250,000 or greater	112,696	131,899
Other certificates of deposit	425,299	425,222
Individual retirement accounts $250,000 or greater	10,323	10,646
Other individual retirement accounts	63,061	64,226
	$2,960,595	2,417,605

Principal maturities of certificates of deposit and individual retirement accounts at  December 31, 2020 are as follows:

(In Thousands)
Maturity	Total
2021	$342,291
2022	138,959
2023	87,243
2024	23,157
2025	19,271
Thereafter	458
$611,379

The aggregate amount of overdrafts reclassified as loans receivable was $284,000 and $529,000 at  December 31, 2020 and 2019, respectively.

As of  December 31, 2020 and 2019, Wilson Bank was not required to maintain a cash balance with the Federal Reserve.